MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	9 Months Ended
Dec. 31, 2017
MEZZANINE EQUITY-REDEEMABLE NON-CONTROLLING INTERESTS
Summary of mezzanine equity-redeemable non-controlling interest activities

December 31, 2017
RMB

Balance at the beginning of the period	—
Capital contribution	34,000,000
Comprehensive loss	(1,444,363)
Accretion of redeemable non-controlling interests	3,748,639

Balance at the end of the period	36,304,276